Supplementary Cash Flow Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash paid during the year:
Interest	$ 15	$ 30	$ 102	$ 125	$ 124
Income taxes	2	14		367	250
Investing activities:
Change in proceeds of sales of investments available for sale receivable in period	$ (11)	$ 9	3	7	(25)
Change in purchases of investments available for sale payable in period			(9)	19	(2)
Financing activities:
Fair value of net assets acquired			595	625	155
Less: Total purchase price			481	557	111
Liabilities and noncontrolling interests assumed			114	68	44
Change in treasury stock purchases payable in period			$ 0	$ 8	$ (7)